Report of Directors Financial Review Risk Report - Loans and advances to customers and banks measured at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	£ 284,041	£ 308,255
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	12,226	8,861
Total gross loans and advances | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	460,163	492,696
Total gross loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	98,048	90,951
Total gross loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks | Reported in ‘Assets held for sale’
Disclosure of credit risk exposure [line items]
Financial assets	887	21,512
Total gross loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	98,935	112,463
Allowance for ECL | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(925)	(1,217)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(861)	(1,089)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Reported in ‘Assets held for sale’
Disclosure of credit risk exposure [line items]
Financial assets	(3)	(64)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	£ (864)	£ (1,153)